Commitments & Contingencies	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
Note 10—Commitments & Contingencies
Contingencies
We are defendants in lawsuits or potential claims encountered in the normal course of business. When the potential liability from a matter can be estimated and the loss is considered probable, we record the estimated loss. Due to uncertainties related to the resolution of lawsuits, investigations and claims, the ultimate outcome may differ from the estimates. We do not expect that the resolutions of any of these matters will have a material effect on our consolidated financial position or results of operations. We did not record any material loss contingencies as of January 2, 2021, October 3, 2020, or December 28, 2019.
Our workers’ compensation insurance program, general liability insurance program, and employee group medical plan have self-insurance retention features of up to $0.4 million
per event as of January 2, 2021 and October 3, 2020 respectively. We had standby letters of credit outstanding in the amounts of $11.6 m
illion as of January 2, 2021 and October 3, 2020, respectively, for the purpose of securing such obligations under our workers’ compensation self-insurance programs.
Purchase Commitments
In addition to our lease obligations, we maintain future purchase commitments related to inventory and operational requirements.
Future minimum purchase commitments as of January 2, 2021 are as follows (in thousands):

Remainder of fiscal 2021	$106,067
2022	76,389
2023	72,731
2024	55,698
2025	34,446
Thereafter	5,687

Total	$351,018

Note 11—Commitments & Contingencies
Contingencies
We are defendants in lawsuits or potential claims encountered in the normal course of business. When the potential liability from a matter can be estimated and the loss is considered probable, we record the estimated loss. Due to uncertainties related to the resolution of lawsuits, investigations and claims, the ultimate outcome may differ from the estimates. We do not expect that the resolutions of any of these matters will have a material effect on our consolidated financial position or results of operations. We did not record any material loss contingencies as of October 3, 2020 or as of September 28, 2019.
Our workers’ compensation insurance program, general liability insurance program, and employee group medical plan have self-insurance retention features of $0.4 million per event as of October 3, 2020 and September 28, 2019, respectively. We had standby letters of credit outstanding in the amounts of $11.6 million and $10.6 million as of October 3, 2020 and September 28, 2019, respectively, for the purpose of securing such obligations under our workers’ compensation self-insurance programs.
Purchase Commitments
In addition to our lease obligations, we maintain future purchase commitments for inventory and other operational requirements.
Future minimum purchase commitments as of October 3, 2020 are as follows (in thousands):

2021	$112,551
2022	70,888
2023	67,229
2024	50,196
2025	33,900
Thereafter	5,687

Total	$340,451